Dec. 2, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:         Ms. Patsy Mengiste
              Document Control - EDGAR


RE:           AXP Investment Series, Inc.
                 RiverSource Balanced Fund (formerly AXP Mutual)
                 RiverSource Diversified Equity Income Fund (formerly AXP Diversified Equity Income Fund)
                 RiverSource Mid Cap Value Fund (formerly AXP Mid Cap Value
                 Fund)
              Post-Effective Amendment No. 113
              File No. 2-11328/811-54

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 113 (Amendment). This Amendment was filed electronically on Nov. 28, 2005.

If you have any questions regarding this filing, please contact me at (612) 671-4321 or Katina A. Walker at (612) 671-6990.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.